Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 521,564
Interest income on notes receivable from participants	183,146
Other income	181,038
Contributions:
Contributions from employer	1,323,266
Contributions from participants	4,196,234
Contributions	5,519,500
Net appreciation in fair value of investments	11,605,773
Total additions	18,011,021
Deductions:
Benefits paid to participants	6,186,546
Administrative expenses	17,384
Total deductions	6,203,930
Net increase	11,807,091
Net assets available for benefits:
Beginning of year	96,175,537
End of year	$ 107,982,628